Taxes Payable	12 Months Ended
Dec. 31, 2024
Taxes Payable
Taxes Payable

10. Taxes Payable

The following is a summary of taxes payable as of December 31, 2023 and 2024:

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

VAT payable	5,122	2,335
Enterprise income taxes payable	140	—
Withholding individual income taxes for employees	34	65
Others	644	248
Total	5,940	2,648